CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Revenue	$ 110,080	$ 82,008	$ 51,262
Cost of sales	(74,161)	(59,339)	(42,851)
Gross profit	35,919	22,669	8,411
Selling expenses	(6,451)	(4,776)	(4,491)
Administrative expenses	(7,751)	(7,481)	(7,511)
Exploration expenses	(45)	(71)	(199)
Other operating income	6,842	5,608	8,390
Other operating expenses	(7,526)	(3,892)	(3,896)
Impairment of property, plant, and equipment and intangible assets	(1,195)	0	0
Share of profit (loss) from joint ventures and associates	4,464	1,813	286
Income from the sale of associates	1,052	0	1,015
Operating income	25,309	13,870	2,005
Gain on net monetary position	23,696	11,478	5,770
Finance income	3,751	2,333	1,744
Finance costs	(11,944)	(8,750)	(8,154)
Other financial results	(32,365)	(3,774)	505
Financial results, net	(16,862)	1,287	(135)
Profit before income tax	8,447	15,157	1,870
Income tax	(658)	985	1,603
Profit of the year from continuing operations	7,789	16,142	3,473
Profit (loss) of the year from discontinued operations	3,019	(1,893)	152
Profit (loss) for the year	10,808	14,249	3,625
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Results related to defined benefit plans	(160)	(13)	(34)
Income tax	41	4	12
Share of loss from joint ventures	(19)	0	0
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Exchange differences on translation	19	111	7
Other comprehensive (loss) income of the year from continuing operations	(119)	102	(15)
Other comprehensive income (loss) of the year from discontinued operations, net of tax	312	(533)	135
Total other comprehensive income (loss) of the year	193	(431)	120
Total comprehensive income (loss) of the year	11,001	13,818	3,745
Total income (loss) of the year attributable to:
Owners of the company	8,435	10,799	2,875
Non - controlling interest	2,373	3,450	750
Total income (loss) of the year	10,808	14,249	3,625
Total income (loss) of the year attributable to owners of the company:
Continuing operations	5,506	12,867	2,702
Discontinued operations	2,929	(2,068)	173
Total income (loss) of the year attributable to owners of the company	8,435	10,799	2,875
Total comprehensive income (loss) of the year attributable to:
Owners of the company	8,474	10,588	2,877
Non - controlling interest	2,527	3,230	868
Total comprehensive income (loss) of the year	11,001	13,818	3,745
Total comprehensive income (loss) of the year attributable to owners of the company:
Continuing operations	5,297	12,940	2,555
Discontinued operations	3,177	(2,352)	322
Total comprehensive income (loss) of the year attributable to owners of the company	$ 8,474	$ 10,588	$ 2,877
Earnings (losses) per share attributable to the equity holders of the company during the year
Basic and diluted earnings (loss) per share from continuing operations	$ 2.8106	$ 6.6462	$ 1.5271
Basic and diluted (loss) earnings per share from discontinued operations	1.4952	(1.0682)	0.1290
Total basic and diluted earnings (loss) per share	$ 4.3058	$ 5.5780	$ 1.6561